Liquidity (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liquidity (Details) [Line Items]
Net income from continuing operations	$ 965,689	$ (328,959)	$ 757,301	$ (854,606)	$ (2,557,110)
Cash inflow from continuing operations			8,717,975
Cash outflow from continuing operations				7,461,511	1,101,143
Accumulated deficit	(14,824,176)		(14,805,802)	(14,330,288)
Cash balance	1,035,674		1,947,142	4,932,048
Working capital			51,940,172
Restricted cash	26,339,708	$ 30,933,928	29,693,689	25,875,556
Accounts receivable			6,929,529
Loans receivable from third parties			23,751,471
Other receivables			656,835
Operating expenses	62,562		3,786,344
Financial guarantee and consulting services			4,185,518
Income from continuing operations	563,372
Net loss			460,397
Accumulated deficit	14,824,176
Working capital	50,361,534
Accounts receivable	7,122,604		6,929,529	6,939,352
Loan receivables due from third parties	26,375,018		23,751,471	17,670,652
Other receivables	745,964		656,835	3,545,753
Operating expenses	3,491,054
Operating expenses cash flows	$ 4,663,255
Parent [Member]
Liquidity (Details) [Line Items]
Net income from continuing operations			$ 757,301	$ 854,606	$ 2,557,110